Financial Liabilities - Loans and Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Nov. 15, 2019
Borrowings
Amount extended	€ 4,312,605	€ 5,838,179
Amount extended	239,782	144,571
Non-current, Loan transaction costs	(266,214)	(303,182)
Non-current loans and borrowings	3,501,772	5,010,971
Current loans, Loan transaction costs	(34,068)	(29,217)
Current loans and borrowings	185,967	154,794
Current loans and borrowings, accrued interest	6,266	2,546
Senior Debt
Borrowings
Amount extended	3,587,171	5,279,490
Non-current loans and borrowings, Carrying amount	3,551,300	5,074,467
Current loans and borrowings, Carrying Amount	35,871	159,172
EIB Loan
Borrowings
Amount extended	270,000	270,000
Non-current loans and borrowings, Carrying amount	212,500	233,750
Current loans and borrowings, Carrying Amount	21,250	10,625
Revolving credit facility
Borrowings
Amount extended	€ 445,434	262,009
Revolving Credit Facility, Maturing in 2025
Borrowings
Interest rate basis	US Libor
Adjustment to interest rate basis (as a percent)	1.50%
Other Current Loans
Borrowings
Amount extended	€ 239,782	144,571
Current loans and borrowings, Carrying Amount	€ 162,914	€ 14,214
Other Current Loans | Minimum
Borrowings
Borrowings, interest rate	0.10%
Other Current Loans | Maximum
Borrowings
Borrowings, interest rate	3.59%
US Dollars | Senior Debt Tranche A Maturing in 2023
Borrowings
Interest rate basis		Libor
Adjustment to interest rate basis (as a percent)		1.75%
Amount extended		€ 2,052,403
Non-current loans and borrowings, Carrying amount		1,949,782
Current loans and borrowings, Carrying Amount		€ 102,621
US Dollars | Senior Debt Tranche B, Maturing in 2025
Borrowings
Interest rate basis		Libor
Adjustment to interest rate basis (as a percent)		2.25%
Amount extended		€ 2,620,087
Non-current loans and borrowings, Carrying amount		2,548,035
Current loans and borrowings, Carrying Amount		€ 26,201
US Dollars | Senior Debt Tranche B, Maturity in 2027
Borrowings
Interest rate basis	Libor
Adjustment to interest rate basis (as a percent)	2.00%		2.00%
Amount extended	€ 2,227,171
Non-current loans and borrowings, Carrying amount	2,204,900
Current loans and borrowings, Carrying Amount	€ 22,271
US Dollars | Revolving Credit Facility, Maturing in 2023
Borrowings
Interest rate basis		Libor
Adjustment to interest rate basis (as a percent)		1.75%
Amount extended		€ 262,009
US Dollars | Revolving Credit Facility, Maturing in 2025
Borrowings
Interest rate basis	Libor
Adjustment to interest rate basis (as a percent)	1.50%
Amount extended	€ 445,434
Euros | Senior Debt Tranche A Maturing in 2023
Borrowings
Interest rate basis		Euribor
Adjustment to interest rate basis (as a percent)		1.75%
Amount extended		€ 607,000
Non-current loans and borrowings, Carrying amount		576,650
Current loans and borrowings, Carrying Amount		€ 30,350
Euros | Senior Debt Tranche B, Maturity in 2027
Borrowings
Interest rate basis	Euribor
Adjustment to interest rate basis (as a percent)	2.25%		2.25%
Amount extended	€ 1,360,000
Non-current loans and borrowings, Carrying amount	1,346,400
Current loans and borrowings, Carrying Amount	€ 13,600
Euros | EIB Loan, Maturing in 2025
Borrowings
Borrowings, interest rate	2.40%	2.40%
Amount extended	€ 100,000	€ 100,000
Non-current loans and borrowings, Carrying amount	53,125	63,750
Current loans and borrowings, Carrying Amount	€ 10,625	10,625
Euros | EIB Loan, Maturing in 2027
Borrowings
Borrowings, interest rate	2.02%
Amount extended	€ 85,000	85,000
Non-current loans and borrowings, Carrying amount	74,375	€ 85,000
Current loans and borrowings, Carrying Amount	€ 10,625
Euros | EIB Loan, Maturing in 2028
Borrowings
Borrowings, interest rate	2.15%	2.15%
Amount extended	€ 85,000	€ 85,000
Non-current loans and borrowings, Carrying amount	€ 85,000	€ 85,000
Euros | Other Non-current Loans
Borrowings
Interest rate basis	Euribor	Euribor
Adjustment to interest rate basis (as a percent)	2.30%	2.30%
Amount extended	€ 10,000	€ 26,680
Non-current loans and borrowings, Carrying amount	€ 4,186	€ 5,936